Fair value measurement and financial risk management	12 Months Ended
Dec. 31, 2021
Fair value measurement and financial risk management [Abstract]
Fair value measurement and financial risk management
24. Fair value measurement and financial risk management

Categories of financial instruments

	December 31,
	2021	2020
	US$’000	US$’000
Financial assets (all at amortized cost):
Cash and cash equivalents	113,032	118,798
Trade receivables	34,263	33,057
Total financial assets	147,295	151,855

Financial liabilities:
At amortized cost
Trade payables and accrued expenses	148,251	89,300
Lease liabilities	5,594	5,532
Other liabilities	—	25,358
Convertible notes	105,788	101,086
Long term loan	93,395	87,302
Contingent value rights	19,892	61,417
At fair value
Contingent consideration	61,221	86,906
Total financial liabilities	434,141	456,901
Net	(286,846)	(305,046)

Financial instruments evaluated at fair value can be classified according to the following valuation hierarchy, which reflects the extent to which the fair value is observable:
•	Level 1: fair value evaluations using prices listed on active markets (not adjusted) of identical assets or liabilities.
•
Level 2: fair value evaluations using input data for the asset or liability that are either directly observable (as prices) or indirectly observable (derived from prices), but which do not constitute listed prices pursuant to Level 1.

•	Level 3: fair value evaluations using input data for the asset or liability that are not based on observable market data (unobservable input data).

The contingent consideration has been valued using Level 3. The contingent consideration comprises:
•
Contingent consideration relating to the acquisition of Amryt GmbH (see Note 6, Business combinations and asset acquisitions) that was measured at US$61,221,000 as at December 31, 2021 (December 31, 2020: US$86,906,000). The fair value comprises royalty payments which was determined using probability weighted revenue forecasts and the fair value of the milestones payments which was determined using probability adjusted present values. It also included a revision to the discount rate used, and revenue and costs forecasts have been amended to reflect management’s current expectations.

Impact of key unobservable input data
•	An increase of 10% in estimated revenue forecasts would result in an increase to the fair value of US$3,746,000. A decrease would have the opposite effect.
•	A 5% increase in the discount factor used would result in a decrease to the fair value of US$9,740,000. A decrease of 5% would result in an increase to the fair value of US$12,923,000.
•	A six-month delay in the launch date for Oleogel-S10 would result in a decrease to the fair value of US$5,421,000.
•
A 20% decrease in the probability of success used would result in a decrease to the fair value of US$17,491,000. An increase of 20% in the probability of success with the FDA approval would result in a decrease to the fair value of US$13,120,000.

Policies and Objectives

The Group’s operations expose it to some financial risks arising from its use of financial instruments, the most significant ones being liquidity, market risk and credit risk. The Board of Directors is responsible for the Group and Company’s risk management policies and whilst retaining responsibility for them it has delegated the authority for designing and operating processes that ensure the effective implementation of the objectives and policies to the Group’s finance function. The main policies for managing these risks are as follows:

Liquidity risk

The Group is not subject to any externally imposed capital requirement. Accordingly, the Group’s objectives are to safeguard the ability to continue as a going concern in order to provide returns for shareholders and benefits to other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. Working capital forecasts are prepared to ensure the Group has sufficient funds to complete contracted work commitments.

The following table shows the maturity profile of financial liabilities of the Group:

	December 31, 2021
	Carrying amount	Contractual cash flows	6 months or less	6 months - 12 months	1-2 years	2-5 years	> 5 years	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Trade payables and accrued expenses	149,734	149,734	149,734	—	—	—	—	149,734
Lease liabilities	5,594	7,882	757	757	885	2,556	2,927	7,882
Long term loan	93,395	130,776	3,097	3,252	6,778	117,649	—	130,776
Convertible notes	105,788	146,875	3,125	3,125	6,250	134,375	—	146,875
Contingent consideration and contingent value rights*	81,113	80,355	17,043	—	—	63,312	—	80,355
	435,624	515,622	173,756	7,134	13,913	317,892	2,927	515,622

* Contingent consideration contractual cash flows do not include royalty payments due to be paid by Amryt, which are dependent on sales of Oleogel-S10 products. The carrying amount of contingent consideration is recorded at fair value, which incorporates the estimated royalty payments on sales of Oleogel-S10 products.

	December 31, 2020
	Carrying amount	Contractual cash flows	6 months or less	6 months - 12 months	1-2 years	2-5 years	> 5 years	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Trade payables and accrued expenses	89,300	89,300	89,300	—	—	—	—	89,300
Lease liabilities	5,532	8,820	525	525	1,096	2,676	3,998	8,820
Other liabilities	25,358	25,375	3,993	—	21,382	—	—	25,375
Long term loan	87,302	136,723	2,901	3,046	6,349	124,427	—	136,723
Convertible notes	101,086	153,125	3,125	3,125	6,250	140,625	—	153,125
Contingent consideration and contingent value rights*	148,323	127,991	—	62,283	—	65,708	—	127,991
	456,901	541,334	99,844	68,979	35,077	333,436	3,998	541,334

* Contingent consideration contractual cash flows do not include royalty payments due to be paid by Amryt, which are dependent on sales of Oleogel-S10 products. The carrying amount of contingent consideration is recorded at fair value, which incorporates the estimated royalty payments on sales of Oleogel-S10 products.

Capital management

The Group considers its capital to be its ordinary share capital, share premium, other reserves and accumulated deficit. The Group manages its capital to ensure that entities within the Group will be able to continue individually as going concerns, while maximizing the return to shareholders through the optimization of debt and equity balances. The Group manages its capital structure and makes adjustments to it, in the light of changes in economic conditions. To maintain or adjust its capital structure, the Group may adjust or issue new shares or raise debt. On a regular basis, management receives financial and operational performance reports that enable continuous management of assets, liabilities and liquidity. No changes were made in the objectives, policies or processes during the years ended December 31, 2021 and December 31, 2020.

Market risk

Market risk arises from the use of interest-bearing financial instruments and represents the risk that future cash flows of a financial instrument will fluctuate as a result of changes in interest rates. It is the Group’s policy to ensure that significant contracts are entered into in its functional currency whenever possible and to maintain the majority of cash balances in the functional currency of the Company. The Group considers this policy minimizes any unnecessary foreign exchange exposure. In order to monitor the continuing effectiveness of this policy, the Board of Directors reviews the currency profile of cash balances and managements accounts.

It is the Group’s policy to enter into long term borrowings at fixed rates of interest where possible to reduce the Group’s exposure to cash flow interest rate risk. During the years ended December 31, 2021 and December 31, 2020, the long term borrowings of the Group were subject to fixed rates of interest.

During the year 2021, the Group earned interest on its interest-bearing financial assets at rates between 0% and 1%. The effect of a 1% change in interest rates obtainable during the year on cash and on short-term deposits would be to increase or decrease the Group loss before tax by US$578,000 (2020: US$174,000).

In addition to cash balances maintained in US$, the Group had balances in £ and € amongst others at year-end. A theoretical 10% adverse movement in the year end €:US$ exchange rate would lead to an increase in the Group loss before tax by US$4,005,000 with a corresponding reduction in the Group loss before tax with a 10% favorable movement. A theoretical 10% adverse movement in £:US$ exchange rates would lead to an increase in the Group loss before tax by US$114,000 with a corresponding reduction in the Group loss before tax with a 10% favorable movement.

Credit risk

The Group has no significant concentrations of credit risk. Exposure to credit risk is monitored on an ongoing basis. If necessary, the Group maintains specific provisions for potential credit losses. As at December 31, 2021, there has been no requirement for such provisions. The Group maintains cash and cash equivalents with various financial institutions. The Group performs regular and detailed evaluations of these financial institutions to assess their relative credit standing. The carrying amount reported in the balance sheet for cash and cash equivalents approximate their fair value. Credit risk is the risk that the counterparty will default on its contractual obligations resulting in financial loss. Credit risk arises from cash and cash equivalents and from exposure via deposits with the Group’s bankers. For cash and cash equivalents, the Group only uses recognized banks with high credit ratings.

Credit risk related to customers is managed through risk assessment procedures, through assessment of credit quality, taking into account the financial position of the customer, past experience and other factors. The compliance with credit terms is monitored on a regular basis by management. Credit terms may vary from one month to several months depending on the region and customer. The major customers contribute to 36% of the total trade receivables of the group outstanding as at December 31, 2021 (2020: 42%).

For trade receivables, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group assesses ECL based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.